Income Taxes - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Decreases to tax positions related to prior years	€ (8,804)	€ 0
Israel
Income Tax Paid, by Individual Jurisdiction [Line Items]
Net operating loss, foreign	€ 7,900